Document And Entity Information	Oct. 07, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2026
Entity Registrant Name	Onterris, Inc.
Entity Central Index Key	0001643615
Entity Emerging Growth Company	false
Entity File Number	001-39394
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4195044
Entity Address, Address Line One	5120 Northshore Drive
Entity Address, City or Town	North Little Rock
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72118
City Area Code	501
Local Phone Number	900-6400
Entity Information, Former Legal or Registered Name
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.000004 par value per share
Trading Symbol	ONT
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE